UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9637

Name of Fund: Merrill Lynch Large Cap Value Fund
              Master Large Cap Value Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Large Cap Value Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 04/30/03

Date of reporting period: 11/01/02 - 04/30/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
April 30, 2003

Merrill Lynch
Large Cap
Value Fund
Of Merrill Lynch Large Cap Series Funds, Inc.

www.mlim.ml.com

                       MERRILL LYNCH LARGE CAP VALUE FUND

Portfolio Information
As of April 30, 2003

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corporation .............................................     3.9%
Bank of America Corporation .........................................     3.7
J.P. Morgan Chase & Co. .............................................     2.4
Merck & Co., Inc. ...................................................     2.4
Wachovia Corporation ................................................     2.3
Washington Mutual, Inc. .............................................     2.1
Citigroup Inc. ......................................................     2.0
U.S. Bancorp ........................................................     2.0
Ford Motor Company ..................................................     1.4
National City Corporation ...........................................     1.4
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries*                                              Net Assets
--------------------------------------------------------------------------------
Commercial Banks ....................................................    22.3%
Oil & Gas ...........................................................    10.5
Diversified Financial Services ......................................     6.7
Household Durables ..................................................     4.9
Pharmaceuticals .....................................................     4.6
--------------------------------------------------------------------------------

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

DEAR SHAREHOLDER

Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There are no changes to the Class B or Class C share class labels. Trading symbols have not changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.

Merrill Lynch Large Cap Value Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among the securities found in the Russell 1000 Value Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Fund Performance

For the six months ended April 30, 2003, the Fund's Class A, Class B, Class C and Class I Shares had total returns of +1.38%, +1.01%, +1.01% and + 1.47%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The Fund's results were below the +5.25% total return of the benchmark, the unmanaged Russell 1000 Value Index for the same six-month period.

The past six months have been challenging. While we generated positive absolute performance, our relative performance trailed the benchmark. Overall, most of the underperformance was attributable to stock selection, particularly in information technology and consumer discretionary. In addition, the Portfolio's underweight in energy had a negative impact on performance. On the positive side, the Portfolio benefited from its underweight in telecommunication services. At the individual stock level, the largest positive contributors to performance were The Ryland Group, Inc., CheckFree Corp., Countrywide Credit Industries, Inc., AutoNation, Inc. and Aetna Inc. We also benefited from our underweights in SBC Communications Inc. and Altria Group Inc. (formerly Philip Morris Companies Inc.). The largest detractors to performance included Hewlett-Packard Company, Adolph Coors Company and Sprint Corporation. Our largest purchases included J.P. Morgan Chase & Co., Merck & Co., Inc., Sprint and Hewlett-Packard, while our largest sales included Gannett Co., Inc., National City Corporation and The Procter & Gamble Company.

During the course of the period, we increased our positions relative to the benchmark in technology, health care and energy, and reduced our holdings in consumer staples, industrials and consumer discretionary. Our largest overweights were in information technology and health care, while our largest underweights were in industrials, materials, and utilities. We are positioned for an improvement in economic activity, continued positive earnings comparisons, and an eventual uptick in interest rates. As always, we seek to own companies that we believe have improving earnings momentum, a high probability of positive earnings surprises, and reasonable valuations.

Economic Environment

To provide a larger context in which to view the portfolio, it is important to understand that the economy has suffered a sharp loss of confidence this year. The Conference Board survey showed that employment conditions are at risk of deteriorating. Although new unemployment claims have not surged, jobs are still seen as hard to come by, indicating that new job creation is still weak. The risk is that a new round of layoffs and investment cutbacks will occur if the business sector sees final demand slipping. Consumption has slowed in the past two months, partly owing to bad weather, but also because confidence was hit by the deterioration in the geopolitical backdrop and energy price crunch. While there has been a modest drop in oil and natural gas prices recently, the relief is not sufficient to offset renewed concerns about employment.

Treasury securities remain overvalued, but are likely to remain so until economic expectations stabilize and deflation fears ease. The Federal Reserve Board is going to continue to focus on trying to boost the economy and will not contemplate shifting from this stance until well after the economy has strengthened. In our opinion, longer-term investors should stay underweight in bonds (slightly below-average duration), and within bond portfolios maintain an overweight stance on corporates. Corporate bonds have weathered a difficult economic patch in recent months, underscoring the power of good value and improving corporate balance sheets.

The Standard & Poor's 500 Index is roughly in the middle of its trading range (800-950), and we remain hopeful that a test of the upper end will develop. A break to the upside would likely occur if the economy and corporate earnings improve in a sustainable fashion. While profits have managed to do a bit better than expected, some of this has been driven by cutbacks in investment and labor, which have been economically bearish. Continued strong productivity growth helped to contain unit labor costs, while pricing power improved a bit. Profits likely suffered a setback in the first quarter given the spike in energy costs and softness in overall demand. The budding stability in pricing power will be in jeopardy unless demand growth re-accelerates. The profit environment will remain tough, but the corporate sector is still focused on boosting the bottom line, raising the hope that better times loom once the drag from the war lifts and oil prices correct further. Investors need to believe that corporate profits will rise in a self-reinforcing fashion before they will shift funds into equities, particularly given the lack of great value in the market. It could be a few months before the economic data clarifies whether the economy is still on a recovery track or has been delayed or derailed. Until then, equities are likely to remain trendless. While other investments are not offering much competition to stocks, investors also have lost considerable capital in the equity market since March 2000, and will remain leery, absent clear evidence that the world economy is healing.

The bottom line is that the economy has taken a hard blow this year, but it is not yet down for the count. If the economy does not revive soon, then hopes for another equity upleg are likely to be dashed. Worse, equities could break below their October 2002 low if the economy falters. Investors are already deeply pessimistic and monetary policy will stay highly reflationary, but these conditions are not sufficient to spur a bull market in the absence of stronger earnings. Importantly, investors and the business sector need greater confidence and rising hopes for a more profitable future in order to take risks. The energy market and geopolitical backdrop have punished risk-taking and only these factors can help restore some vitality.

In Conclusion

We appreciate your investment in Merrill Lynch Large Cap Value Fund, and we look forward to serving your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Senior Vice President and
Portfolio Manager

May 27, 2003


                                      2 & 3

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

PERFORMANCE DATA

About Fund
Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administration fee. Without such waiver, and reimbursement of expenses, the Fund's performance would have been lower.

Recent
Performance
Results

                                                6-Month           12-Month       Since Inception
As of April 30, 2003                          Total Return      Total Return       Total Return
================================================================================================
ML Large Cap Value Fund Class A Shares*          +1.38%            -15.94%            +2.90%
------------------------------------------------------------------------------------------------
ML Large Cap Value Fund Class B Shares*          +1.01             -16.63             +0.31
------------------------------------------------------------------------------------------------
ML Large Cap Value Fund Class C Shares*          +1.01             -16.63             +0.31
------------------------------------------------------------------------------------------------
ML Large Cap Value Fund Class I Shares*          +1.47             -15.84             +3.74
------------------------------------------------------------------------------------------------
ML Large Cap Value Fund Class R Shares*             --                 --             -0.40
------------------------------------------------------------------------------------------------
Russell 1000 Value Index**                       +5.25             -13.01          -9.77/+0.40
================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund's since inception periods are from 12/22/99 for Class A, Class B, Class C & Class I Shares and from 1/03/03 for Class R Shares.
** This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values. The since inception total returns are from 12/22/99 and 1/03/03, respectively.

Average Annual
Total Return

                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 4/30/03                              -15.94%           -20.36%
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/03                + 0.86            - 0.75
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                   % Return           % Return
                                                 Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 4/30/03                              -16.63%           -19.96%
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/03                + 0.09            - 0.81
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                   % Return           % Return
                                                 Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 4/30/03                              -16.63%           -17.46%
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/03                + 0.09            + 0.09
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 4/30/03                              -15.84%           -20.26%
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/03                + 1.10            - 0.51
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Aggregate
Total Return

                                                                % Return Without
                                                                    Sales Charge
================================================================================
Class R Shares
================================================================================
Inception (1/03/03)
through 4/30/03                                                        -0.40%
--------------------------------------------------------------------------------


                                      4 & 5

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
LARGE CAP
VALUE FUND         As of April 30, 2003
=================================================================================================================================
Assets:            Investment in Master Large Cap Value Portfolio, at value (identified
                   cost--$386,597,576) .............................................................                 $408,266,824
                   Prepaid expenses and registration fees ..........................................                       51,049
                                                                                                                     ------------
                   Total assets ....................................................................                  408,317,873
                                                                                                                     ------------
=================================================================================================================================
Liabilities:       Payables:
                     Distributor ................................................................... $    228,246
                     Administrator .................................................................       89,456
                     Other affiliates ..............................................................       67,450         385,152
                                                                                                     ------------
                   Accrued expenses and other liabilities ..........................................                       51,663
                                                                                                                     ------------
                   Total liabilities ...............................................................                      436,815
                                                                                                                     ------------
=================================================================================================================================
Net Assets:        Net assets ......................................................................                 $407,881,058
                                                                                                                     ============
=================================================================================================================================
Net Assets         Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...                 $    626,018
Consist of:        Class B Shares of Common Stock, $.10 par value, 200,000,000 shares authorized ...                    1,680,583
                   Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...                    1,016,357
                   Class I Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...                      704,848
                   Class R Shares of Common Stock, $.10 par value, 200,000,000 shares authorized ...                            1
                   Paid-in capital in excess of par ................................................                  452,764,260
                   Accumulated investment loss--net ................................................ $   (328,005)
                   Accumulated realized capital losses on investments from the Portfolio--net ......  (70,252,252)
                   Unrealized appreciation on investments from the Portfolio--net ..................   21,669,248
                                                                                                     ------------
                   Total accumulated losses--net ...................................................                  (48,911,009)
                                                                                                                     ------------
                   Net assets ......................................................................                 $407,881,058
                                                                                                                     ============
=================================================================================================================================
Net Asset          Class A--Based on net assets of $64,346,390 and 6,260,176 shares outstanding ....                 $      10.28
Value:                                                                                                               ============
                   Class B--Based on net assets of $168,566,282 and 16,805,831 shares outstanding ..                 $      10.03
                                                                                                                     ============
                   Class C--Based on net assets of $101,921,398 and 10,163,572 shares outstanding ..                 $      10.03
                                                                                                                     ============
                   Class I--Based on net assets of $73,046,888 and 7,048,484 shares outstanding ....                 $      10.36
                                                                                                                     ============
                   Class R--Based on net assets of $99.56 and 9.881 shares outstanding .............                 $      10.08
                                                                                                                     ============
=================================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
LARGE CAP
VALUE FUND         For the Six Months Ended April 30, 2003
=================================================================================================================================
Investment         Net investment income allocated from the Portfolio:
Income from the      Dividends (net of $3,475 foreign withholding tax) .............................                 $  3,116,792
Portfolio--Net:      Securities lending--net .......................................................                       29,606
                     Interest ......................................................................                        2,005
                     Expenses ......................................................................                   (1,137,662)
                                                                                                                     ------------
                   Net investment income from the Portfolio ........................................                    2,010,741
                                                                                                                     ------------
=================================================================================================================================
Expenses:          Account maintenance and distribution fees--Class B .............................. $    849,144
                   Account maintenance and distribution fees--Class C ..............................      487,032
                   Administration fees .............................................................      485,077
                   Transfer agent fees--Class B ....................................................      151,399
                   Transfer agent fees--Class C ....................................................       88,490
                   Account maintenance fees--Class A ...............................................       65,301
                   Transfer agent fees--Class I ....................................................       52,431
                   Registration fees ...............................................................       43,333
                   Printing and shareholder reports ................................................       42,117
                   Transfer agent fees--Class A ....................................................       40,050
                   Professional fees ...............................................................       18,190
                   Other ...........................................................................       16,182
                                                                                                     ------------
                   Total expenses ..................................................................                    2,338,746
                                                                                                                     ------------
                   Investment loss--net ............................................................                     (328,005)
                                                                                                                     ------------
=================================================================================================================================
Realized &         Realized loss on investments from the Portfolio--net ............................                  (23,056,488)
Unrealized Gain    Change in unrealized appreciation/depreciation on investments from the
(Loss) from the    Portfolio--net ..................................................................                   27,802,157
Portfolio--Net:                                                                                                      ------------
                   Total realized and unrealized gain from the Portfolio--net ......................                    4,745,669
                                                                                                                     ------------
                   Net Increase in Net Assets Resulting from Operations ............................                 $  4,417,664
                                                                                                                     ============
=================================================================================================================================

      See Notes to Financial Statements.


                                      6 & 7

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      For the Six      For the
MERRILL LYNCH                                                                                        Months Ended     Year Ended
LARGE CAP                                                                                              April 30,      October 31,
VALUE FUND         Increase (Decrease) in Net Assets:                                                    2003            2002
=================================================================================================================================
Operations:        Investment loss--net .........................................................    $   (328,005)   $   (118,909)
                   Realized loss on investments from the Portfolio--net .........................     (23,056,488)    (26,456,386)
                   Change in unrealized appreciation/depreciation on investments from the
                   Portfolio--net ...............................................................      27,802,157      (4,904,801)
                                                                                                     ------------    ------------
                   Net increase (decrease) in net assets resulting from operations ..............       4,417,664     (31,480,096)
                                                                                                     ------------    ------------
=================================================================================================================================
Capital Share      Net increase in net assets derived from capital share transactions ...........      20,171,182      89,427,595
Transactions:                                                                                        ------------    ------------
=================================================================================================================================
Net Assets:        Total increase in net assets .................................................      24,588,846      57,947,499
                   Beginning of period ..........................................................     383,292,212     325,344,713
                                                                                                     ------------    ------------
                   End of period* ...............................................................    $407,881,058    $383,292,212
                                                                                                     ============    ============
=================================================================================================================================
                  *Accumulated investment loss--net .............................................    $   (328,005)             --
                                                                                                     ============    ============
=================================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                    Class A@
                                                                               -------------------------------------------------
                                                                                                                        For the
                                                                               For the                                   Period
                   The following per share data and ratios have been derived  Six Months       For the Year Ended       Dec. 22,
MERRILL LYNCH      from information provided in the financial statements.       Ended              October 31,          1999+ to
LARGE CAP                                                                      April 30,     ----------------------     Oct. 31,
VALUE FUND         Increase (Decrease) in Net Asset Value:                       2003          2002          2001         2000
================================================================================================================================
Per Share          Net asset value, beginning of period .....................  $  10.14      $  10.62      $  11.61     $  10.00
Operating                                                                      --------      --------      --------     --------
Performance:       Investment income (loss)--net ............................       .01++         .04++         .04++         --@@
                   Realized and unrealized gain (loss) on investments from
                   the Portfolio--net .......................................       .13          (.52)        (1.02)        1.61
                                                                               --------      --------      --------     --------
                   Total from investment operations .........................       .14          (.48)         (.98)        1.61
                                                                               --------      --------      --------     --------
                   Less dividends from return of capital--net ...............        --            --          (.01)          --
                                                                               --------      --------      --------     --------
                   Net asset value, end of period ...........................  $  10.28      $  10.14      $  10.62     $  11.61
                                                                               ========      ========      ========     ========
================================================================================================================================
Total Investment   Based on net asset value per share .......................      1.38%@@@     (4.52%)       (8.43%)      16.10%@@@
Return:**                                                                      ========      ========      ========     ========
================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ........................      1.30%*        1.28%         1.29%        1.74%*
Net Assets:                                                                    ========      ========      ========     ========
                   Expenses+++ ..............................................      1.30%*        1.28%         1.29%        3.78%*
                                                                               ========      ========      ========     ========
                   Investment income (loss)--net ............................       .28%*         .49%          .32%        (.25%)*
                                                                               ========      ========      ========     ========
================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .................  $ 64,346      $ 46,020      $ 37,190     $  8,377
Data:                                                                          ========      ========      ========     ========
                   Portfolio turnover .......................................     79.64%       136.92%       168.54%       81.99%
                                                                               ========      ========      ========     ========
================================================================================================================================

                                                                                                    Class B
                                                                               -------------------------------------------------
                                                                                                                        For the
                                                                               For the                                   Period
                   The following per share data and ratios have been derived  Six Months       For the Year Ended       Dec. 22,
                   from information provided in the financial statements.       Ended              October 31,          1999+ to
                                                                               April 30,     ----------------------     Oct. 31,
                   Increase (Decrease) in Net Asset Value:                       2003          2002          2001         2000
================================================================================================================================
Per Share          Net asset value, beginning of period .....................  $   9.93      $  10.48      $  11.54     $  10.00
Operating                                                                      --------      --------      --------     --------
Performance:       Investment loss--net .....................................      (.02)++       (.03)++       (.04)++      (.01)
                   Realized and unrealized gain (loss) on investments from
                   the Portfolio--net .......................................       .12          (.52)        (1.02)        1.55
                                                                               --------      --------      --------     --------
                   Total from investment operations .........................       .10          (.55)        (1.06)        1.54
                                                                               --------      --------      --------     --------
                   Less dividends from return of capital--net ...............        --            --            --@@         --
                                                                               --------      --------      --------     --------
                   Net asset value, end of period ...........................  $  10.03      $   9.93      $  10.48     $  11.54
                                                                               ========      ========      ========     ========
================================================================================================================================
Total Investment   Based on net asset value per share .......................      1.01%@@@     (5.25%)       (9.18%)      15.40%@@@
Return:**                                                                      ========      ========      ========     ========
================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ........................      2.08%*        2.05%         2.07%        2.55%*
Net Assets:                                                                    ========      ========      ========     ========
                   Expenses+++ ..............................................      2.08%*        2.05%         2.07%        3.91%*
                                                                               ========      ========      ========     ========
                   Investment loss--net .....................................      (.44%)*       (.28%)        (.44%)      (1.05%)*
                                                                               ========      ========      ========     ========
================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .................  $168,566      $174,623      $167,613     $ 36,037
Data:                                                                          ========      ========      ========     ========
                   Portfolio turnover .......................................     79.64%       136.92%       168.54%       81.99%
                                                                               ========      ========      ========     ========
================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
@     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
@@    Amount is less than $(.01) per share.
@@@   Aggregate total investment return.

      See Notes to Financial Statements.


                                      8 & 9

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                    Class C
                                                                               -------------------------------------------------
                                                                                                                        For the
                                                                               For the                                   Period
                   The following per share data and ratios have been derived  Six Months       For the Year Ended       Dec. 22,
MERRILL LYNCH      from information provided in the financial statements.       Ended              October 31,          1999+ to
LARGE CAP                                                                      April 30,     ----------------------     Oct. 31,
VALUE FUND         Increase (Decrease) in Net Asset Value:                       2003          2002          2001         2000
================================================================================================================================
Per Share          Net asset value, beginning of period .....................  $   9.93      $  10.48      $  11.54     $  10.00
Operating                                                                      --------      --------      --------     --------
Performance:       Investment loss--net .....................................      (.02)++       (.03)++       (.04)++      (.01)
                   Realized and unrealized gain (loss) on investments from
                   the Portfolio--net .......................................       .12          (.52)        (1.02)        1.55
                                                                               --------      --------      --------     --------
                   Total from investment operations .........................       .10          (.55)        (1.06)        1.54
                                                                               --------      --------      --------     --------
                   Less dividends from return of capital--net ...............        --            --            --@@         --
                                                                               --------      --------      --------     --------
                   Net asset value, end of period ...........................  $  10.03      $   9.93      $  10.48     $  11.54
                                                                               ========      ========      ========     ========
================================================================================================================================
Total Investment   Based on net asset value per share .......................      1.01%@@@     (5.25%)       (9.18%)      15.40%@@@
Return:**                                                                      ========      ========      ========     ========
================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ........................      2.08%*        2.05%         2.07%        2.54%*
Net Assets:                                                                    ========      ========      ========     ========
                   Expenses+++ ..............................................      2.08%*        2.05%         2.07%        4.05%*
                                                                               ========      ========      ========     ========
                   Investment loss--net .....................................      (.46%)*       (.28%)        (.45%)      (1.04%)*
                                                                               ========      ========      ========     ========
================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .................  $101,922      $ 95,895      $ 77,901     $ 15,885
Data:                                                                          ========      ========      ========     ========
                   Portfolio turnover .......................................     79.64%       136.92%       168.54%       81.99%
                                                                               ========      ========      ========     ========
================================================================================================================================

                                                                                                    Class I@
                                                                               -------------------------------------------------
                                                                                                                        For the
                                                                               For the                                   Period
                   The following per share data and ratios have been derived  Six Months       For the Year Ended       Dec. 22,
                   from information provided in the financial statements.       Ended              October 31,          1999+ to
                                                                               April 30,     ----------------------     Oct. 31,
                   Increase (Decrease) in Net Asset Value:                       2003          2002          2001         2000
================================================================================================================================
Per Share          Net asset value, beginning of period .....................  $  10.21      $  10.67      $  11.64     $  10.00
Operating                                                                      --------      --------      --------     --------
Performance:       Investment income (loss)--net ............................       .03++         .05++         .07++         --@@
                   Realized and unrealized gain (loss) on investments from
                   the Portfolio--net .......................................       .12          (.51)        (1.03)        1.64
                                                                               --------      --------      --------     --------
                   Total from investment operations .........................       .15          (.46)         (.96)        1.64
                                                                               --------      --------      --------     --------
                   Less dividends from return of capital--net ...............        --            --          (.01)          --
                                                                               --------      --------      --------     --------
                   Net asset value, end of period ...........................  $  10.36      $  10.21      $  10.67     $  11.64
                                                                               ========      ========      ========     ========
================================================================================================================================
Total Investment   Based on net asset value per share .......................      1.47%@@@     (4.31%)       (8.21%)      16.40%@@@
Return:**                                                                      ========      ========      ========     ========
================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ........................      1.05%*        1.03%         1.04%        1.32%*
Net Assets:                                                                    ========      ========      ========     ========
                   Expenses+++ ..............................................      1.05%*        1.03%         1.04%        5.32%*
                                                                               ========      ========      ========     ========
                   Investment income (loss)--net ............................       .57%*         .76%          .60%        (.07%)*
                                                                               ========      ========      ========     ========
================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .................  $ 73,047      $ 66,754      $ 42,641     $ 16,211
Data:                                                                          ========      ========      ========     ========
                   Portfolio turnover .......................................     79.64%       136.92%       168.54%       81.99%
                                                                               ========      ========      ========     ========
================================================================================================================================

                                                                                                                      Class R
                                                                                                                     ----------
                                                                                                                      For the
                                                                                                                       Period
                   The following per share data and ratios have been derived                                         January 3,
                   from information provided in the financial statements.                                             2003+ to
                                                                                                                      April 30,
                   Increase (Decrease) in Net Asset Value:                                                              2003
===============================================================================================================================
Per Share          Net asset value, beginning of period ............................................................ $    10.12
Operating                                                                                                            ----------
Performance:       Investment income--net++ ........................................................................         --@@
                   Realized and unrealized loss on investments from the Portfolio--net .............................       (.04)
                                                                                                                     ----------
                   Total from investment operations ................................................................       (.04)
                                                                                                                     ----------
                   Net asset value, end of period .................................................................. $    10.08
                                                                                                                     ----------
===============================================================================================================================
Total Investment   Based on net asset value per share ..............................................................      (0.40%)@@@
Return:**                                                                                                            ==========
===============================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ...............................................................       1.55%*
Net Assets:                                                                                                          ==========
                   Expenses+++ .....................................................................................       1.55%*
                                                                                                                     ==========
                   Investment income--net ..........................................................................       (.04%)*
                                                                                                                     ==========
===============================================================================================================================
Supplemental       Net assets, end of period (in thousands) ........................................................ $       --@@@@
Data:                                                                                                                ==========
                   Portfolio turnover ..............................................................................      79.64%
                                                                                                                     ==========
===============================================================================================================================


*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
@     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
@@    Amount is less than $(.01) per share.
@@@   Aggregate total investment return.
@@@@  Amount is less than $1,000.

      See Notes to Financial Statements.


                                     10 & 11

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
LARGE CAP
VALUE FUND

1. Significant Accounting Policies:

Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Value Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2003 was 100%. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights, contained within this report, reflect the new share class redesignation. Shares of Class I and Class A are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                   Account          Distribution
                                               Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class A ......................................      .25%                 --
Class B ......................................      .25%                .75%
Class C ......................................      .25%                .75%
Class R ......................................      .25%                .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD               MLPF&S
--------------------------------------------------------------------------------
Class A .......................................... $4,458             $68,844
Class I .......................................... $   37             $   520
--------------------------------------------------------------------------------

For the six months ended April 30, 2003, MLPF&S received contingent deferred sales charges of $211,370 and $10,696 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $20,171,182 and $89,427,595 for the six months ended April 30, 2003 and for the year ended October 31, 2002, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended April 30, 2003+                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold .....................................    1,319,279     $ 13,184,759
Shares issued resulting from
reorganization ..................................       20,860          209,524
Automatic conversion of shares ..................      982,855        9,198,222
                                                  ------------     ------------
Total issued ....................................    2,322,994       22,592,505
Shares redeemed .................................     (603,119)      (5,927,137)
                                                  ------------     ------------
Net increase ....................................    1,719,875     $ 16,665,368
                                                  ============     ============
-------------------------------------------------------------------------------

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended October 31, 2002+                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold .....................................    2,738,977     $ 31,744,144
Shares redeemed .................................   (1,701,757)     (17,914,966)
                                                  ------------     ------------
Net increase ....................................    1,037,220     $ 13,829,178
                                                  ============     ============
-------------------------------------------------------------------------------

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended April 30, 2003                                 Shares           Amount
-------------------------------------------------------------------------------
Shares sold .....................................    2,343,558     $ 22,962,604
Shares issued resulting from
reorganization ..................................      236,587        2,319,101
                                                  ------------     ------------
Total issued ....................................    2,580,145       25,281,705
Automatic conversion of shares ..................   (1,006,654)      (9,198,222)
Shares redeemed .................................   (2,354,016)     (22,876,466)
                                                  ------------     ------------
Net decrease ....................................     (780,525)    $ (6,792,983)
                                                  ============     ============
-------------------------------------------------------------------------------


                                     12 & 13

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
LARGE CAP
VALUE FUND

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 2002                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .....................................    6,025,209     $ 68,249,425
Shares redeemed .................................   (4,430,899)     (48,486,592)
                                                  ------------     ------------
Net increase ....................................    1,594,310     $ 19,762,833
                                                  ============     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended April 30, 2003                                 Shares           Amount
-------------------------------------------------------------------------------
Shares sold .....................................    1,891,587     $ 18,593,805
Shares issued resulting from
reorganization ..................................       16,579          162,483
                                                  ------------     ------------
Total issued ....................................    1,908,166       18,756,288
Shares redeemed .................................   (1,403,794)     (13,624,430)
                                                  ------------     ------------
Net increase ....................................      504,372     $  5,131,858
                                                  ============     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 2002                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .....................................    4,379,496     $ 48,906,399
Shares redeemed .................................   (2,153,830)     (23,471,469)
                                                  ------------     ------------
Net increase ....................................    2,225,666     $ 25,434,930
                                                  ============     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended April 30, 2003+                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold .....................................    1,696,175     $ 17,094,373
Shares redeemed .................................   (1,187,396)     (11,927,534)
                                                  ------------     ------------
Net increase ....................................      508,779     $  5,166,839
                                                  ============     ============
-------------------------------------------------------------------------------

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

-------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended October 31, 2002+                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold .....................................    4,259,603     $ 49,669,655
Shares redeemed .................................   (1,717,895)     (19,269,001)
                                                  ------------     ------------
Net increase ....................................    2,541,708     $ 30,400,654
                                                  ============     ============
-------------------------------------------------------------------------------

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

-------------------------------------------------------------------------------
Class R Shares for the Period                                         Dollar
January 3, 2003+ to April 30, 2003                   Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................           9.881     $        100
                                                  ------------     ------------
Net increase .................................           9.881     $        100
                                                  ============     ============
-------------------------------------------------------------------------------

+     Commencement of operations.

4. Capital Loss Carryforward:

On October 31, 2002, the Fund had a net capital loss carryforward of $41,574,810, of which $119,492 expires in 2008, $17,784,252 expires in 2009 and
$23,671,066 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

5. Acquisition of Mercury Large Cap Value Fund:

On April 28, 2003, the Fund acquired all of the net assets of Mercury Large Cap Value Fund pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 278,298 shares of Common Stock of Mercury Large Cap Value Fund for 274,022 shares of Common Stock of the Fund. Mercury Large Cap Value Fund's net assets on that date of $2,691,108, including $107,885 of net unrealized appreciation and $540,973 of accumulated net realized capital losses, were combined with those of the Fund. The aggregate net assets immediately after the acquisition amounted to $398,579,182.

OFFICERS & DIRECTORS/TRUSTEES

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Joe Grills, Director/Trustee
Herbert I. London, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert S. Salomon, Jr., Director/Trustee
Stephen B. Swensrud, Director/Trustee
Robert C. Doll, Jr., Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Acting Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Melvin R. Seiden, Director/Trustee of Merrill Lynch Large Cap Value Fund, has recently retired. The Fund's Board of Directors/Trustees wishes Mr. Seiden well in his retirement.
--------------------------------------------------------------------------------


                                     14 & 15

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                    Master Large Cap Value Portfolio
                    ----------------------------------------------------------------------------------------------------------------
                                                                                                                             Percent
                                                      Shares                                                                  of Net
SECTOR              Industry*                          Held                     Common Stocks                      Value      Assets
====================================================================================================================================
Consumer            Hotels, Restaurants &              125,000  +GTECH Holdings Corporation                    $  4,208,750     1.0%
Discretionary       Leisure                            153,000  +Mandalay Resort Group                            4,042,260     1.0
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables                 177,000  +American Greetings Corporation (Class A)         2,577,120     0.6
                                                        69,000   Centex Corporation                               4,555,380     1.1
                                                        88,000   Fortune Brands, Inc.                             4,259,200     1.0
                                                        76,000   Pulte Corporation                                4,407,240     1.1
                                                        82,000   The Ryland Group, Inc.                           4,446,860     1.1
                    ----------------------------------------------------------------------------------------------------------------
                    Leisure Equipment &                155,000   Eastman Kodak Company                            4,636,050     1.1
                    Products                           267,000   Hasbro, Inc.                                     4,272,000     1.1
                                                       194,000   Mattel, Inc.                                     4,217,560     1.0
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail                   232,000   J.C. Penney Company, Inc.                        3,957,920     1.0
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail                   314,000  +AutoNation, Inc.                                 4,348,900     1.1
                                                       128,000   Blockbuster Inc. (Class A)                       2,288,640     0.6
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury         138,000   Liz Claiborne, Inc.                              4,489,140     1.1
                    Goods                              134,000  +Reebok International Ltd.                        4,162,040     1.0
                    ----------------------------------------------------------------------------------------------------------------
                                                                 Total Consumer Discretionary
                                                                 (Cost--$55,886,885)                             60,869,060    14.9
====================================================================================================================================
Consumer Staples    Beverages                          198,000   Coca-Cola Enterprises Inc.                       3,859,020     0.9
                                                       161,000  +Constellation Brands, Inc. (Class A)             4,316,410     1.1
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products                      104,000  +Dean Foods Company                               4,527,120     1.1
                                                        95,000   General Mills, Inc.                              4,285,450     1.1
                    ----------------------------------------------------------------------------------------------------------------
                                                                 Total Consumer Staples (Cost--$16,298,731)      16,988,000     4.2
====================================================================================================================================
Energy              Oil & Gas                           81,000   Apache Corporation                               4,637,250     1.1
                                                        96,000   Burlington Resources Inc.                        4,445,760     1.1
                                                        57,000   ConocoPhillips                                   2,867,100     0.7
                                                       451,000   Exxon Mobil Corporation                         15,875,200     3.9
                                                       210,000   Marathon Oil Corporation                         4,781,700     1.2
                                                       109,000   Pogo Producing Company                           4,316,400     1.1
                                                        38,000   Sunoco, Inc.                                     1,413,980     0.3
                                                       122,000   Valero Energy Corporation                        4,483,500     1.1
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities &                  893,000   Dynegy Inc. (Class A)                            3,929,200     1.0
                    Unregulated Power
                    ----------------------------------------------------------------------------------------------------------------
                                                                 Total Energy (Cost--$49,823,258)                46,750,090    11.5
====================================================================================================================================
Financials          Commercial Banks                   212,000   Bank of America Corporation                     15,698,600     3.7
                                                       112,000   Banknorth Group, Inc.                            2,674,560     0.7
                                                        71,000   Capitol Federal Financial                        2,211,650     0.5
                                                        83,000   Commerce Bancorp, Inc.                           3,375,610     0.8
                                                        63,000   Golden West Financial Corporation                4,751,460     1.2
                                                        94,000   GreenPoint Financial Corp.                       4,489,440     1.1
                                                        39,000   Hibernia Corporation (Class A)                     706,680     0.2
                                                        88,000   Hudson United Bancorp                            2,933,920     0.7
                                                       148,000   Independence Community Bank Corp.                3,870,200     1.0
                                                       195,000   National City Corporation                        5,842,200     1.4
                                                       126,000   New York Community Bancorp, Inc.                 4,374,720     1.1
                                                       125,000   Popular, Inc.                                    4,567,500     1.1
                                                        62,000   Roslyn Bancorp, Inc.                             1,182,960     0.3
                                                       175,000   SouthTrust Corporation                           4,700,675     1.2
                                                       367,000   U.S. Bancorp                                     8,129,050     2.0
                                                       244,000   Wachovia Corporation                             9,323,240     2.3
                                                       131,000   Washington Federal, Inc.                         2,855,800     0.7
                                                       213,000   Washington Mutual, Inc.                          8,413,500     2.1
                                                        24,000   Webster Financial Corporation                      900,960     0.2
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial               67,000   The Bear Stearns Companies Inc.                  4,478,280     1.1
                    Services                           211,000   Citigroup Inc.                                   8,281,750     2.0
                                                        74,000   Countrywide Credit Industries, Inc.              5,002,400     1.2
                                                       334,000   J.P. Morgan Chase & Co.                          9,802,900     2.4
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance                          120,000   The Allstate Corporation                         4,534,800     1.1
                                                        65,000   American Financial Group, Inc.                   1,441,700     0.4
                                                        73,000   Berkley (W.R.) Corporation                       3,390,120     0.8
                                                       169,000   MetLife, Inc.                                    4,855,370     1.2
                    ----------------------------------------------------------------------------------------------------------------
                                                                 Total Financials (Cost--$120,242,629)          132,790,045    32.5
====================================================================================================================================
Health Care         Biotechnology                      139,000  +Invitrogen Corporation                           4,545,300     1.1
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &            118,000   Bausch & Lomb Incorporated                       4,148,880     1.0
                    Supplies                            71,000   C.R. Bard, Inc.                                  4,499,980     1.1
                                                       184,000  +STERIS Corporation                               4,176,800     1.0
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers &             93,000   Aetna Inc. (New Shares)                          4,631,400     1.1
                    Services                           151,000  +DaVita, Inc.                                     3,113,620     0.8
                                                       255,000  +Humana Inc.                                      2,817,750     0.7
                                                       145,000   Omnicare, Inc.                                   3,845,400     0.9
                                                        44,000  +WellPoint Health Networks Inc.                   3,341,360     0.8
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals                     77,000  +Medicis Pharmaceutical (Class A)                 4,438,280     1.1
                                                       167,000   Merck & Co., Inc.                                9,716,060     2.4
                                                       148,000  +Watson Pharmaceuticals, Inc.                     4,302,360     1.1
                    ----------------------------------------------------------------------------------------------------------------
                                                                 Total Health Care (Cost--$48,696,236)           53,577,190    13.1
====================================================================================================================================


                                     16 & 17

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                    Master Large Cap Value Portfolio (concluded)
                    ----------------------------------------------------------------------------------------------------------------
                                                      Shares
                                                       Held/                                                                 Percent
                                                    Beneficial                                                                of Net
SECTOR              Industry*                        Interest                   Common Stocks                      Value      Assets
====================================================================================================================================
Industrials         Air Freight & Logistics            170,000   Ryder System, Inc.                               4,222,800     1.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components                     51,000   Autoliv, Inc.                                    1,239,300     0.3
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles                        572,000   Ford Motor Company                               5,891,600     1.4
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services &              156,000  +CheckFree Corp.                                  4,300,920     1.1
                    Supplies                            79,000   H & R Block, Inc.                                3,050,980     0.7
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail                        236,000   Norfolk Southern Corporation                     5,005,560     1.3
                    ----------------------------------------------------------------------------------------------------------------
                                                                 Total Industrials (Cost--$21,115,773)           23,711,160     5.8
====================================================================================================================================
Information         Communications Equipment           230,000  +3Com Corporation                                 1,196,000     0.3
Technology                                             284,000  +Advanced Fibre Communications, Inc.              4,345,200     1.1
                                                       213,000  +Emulex Corporation                               4,364,370     1.1
                    ----------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals            523,000   Hewlett-Packard Company                          8,524,900     2.1
                                                       186,000  +Storage Technology Corporation                   4,597,920     1.1
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &             116,000  +Arrow Electronics, Inc.                          1,958,080     0.5
                    Instruments                        142,000  +Avnet, Inc.                                      1,810,500     0.4
                                                        56,000   PerkinElmer, Inc.                                  555,520     0.1
                                                       223,000  +Thermo Electron Corporation                      4,051,910     1.0
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services                        446,000  +Unisys Corporation                               4,638,400     1.1
                    ----------------------------------------------------------------------------------------------------------------
                    Office Electronics                 522,000  +Xerox Corporation                                5,146,920     1.3
                    ----------------------------------------------------------------------------------------------------------------
                    Software                           274,000  +BMC Software, Inc.                               4,088,080     1.0
                                                       332,000  +Macromedia, Inc.                                 4,186,520     1.0
                    ----------------------------------------------------------------------------------------------------------------
                                                                 Total Information Technology
                                                                 (Cost--$50,650,445)                             49,464,320    12.1
====================================================================================================================================
Materials           Containers & Packaging              73,000   Ball Corporation                                 4,099,680     1.0
                                                       196,000  +Pactiv Corporation                               4,021,920     1.0
                    ----------------------------------------------------------------------------------------------------------------
                                                                 Total Materials (Cost--$7,557,477)               8,121,600     2.0
====================================================================================================================================
Telecommunications  Diversified                        447,000   Sprint Corporation                               5,144,970     1.3
Services            Telecommunication Services          43,000   Verizon Communications                           1,607,340     0.3
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication         747,000  +AT&T Wireless Services Inc.                      4,825,620     1.2
                    Services
                    ----------------------------------------------------------------------------------------------------------------
                                                                 Total Telecommunications Services
                                                                 (Cost--$12,129,510)                             11,577,930     2.8
====================================================================================================================================
Utilities           Electric Utilities                  50,000   Entergy Corporation                              2,330,500     0.6
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities                       81,000   Sempra Energy                                    2,174,040     0.5
                    ----------------------------------------------------------------------------------------------------------------
                                                                 Total Utilities (Cost--$4,283,743)               4,504,540     1.1
====================================================================================================================================
                                                                 Total Common Stocks (Cost--$386,684,687)       408,353,935   100.0
====================================================================================================================================

                                                                            Short-Term Securities
====================================================================================================================================
                                                   $   202,254   Merrill Lynch Liquidity Series, LLC Cash
                                                                 Sweep Series I (a)                                 202,254     0.1
                                                   $40,536,991   Merrill Lynch Liquidity Series, LLC Money
                                                                 Market Series (a)(b)                            40,536,991     9.9
                                                    27,024,659   Merrill Lynch Premier Institutional Fund
                                                                 (a)(b)                                          27,024,659     6.6
                    ----------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost--$67,763,904)                             67,763,904    16.6
====================================================================================================================================
                    Total Investments
                    (Cost--$454,448,591)                                                                        476,117,839   116.6

                    Liabilities in Excess
                    of Other Assets                                                                             (67,851,015)  (16.6)
                                                                                                               ------------   -----
                    Net Assets                                                                                 $408,266,824   100.0%
                                                                                                               ============   =====
====================================================================================================================================

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Non-income producing security.
(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------------
                                                                       Dividend/
                                                         Net           Interest
Affiliate                                             Activity          Income
--------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC
  Cash Sweep Series I                                $   202,254        $ 1,019
Merrill Lynch Liquidity Series, LLC
  Money Market Series                                $40,536,991         15,932
Merrill Lynch Premier Institutional Fund              27,024,659         13,883
--------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


                                     18 & 19

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER LARGE CAP
VALUE PORTFOLIO     As of April 30, 2003
=================================================================================================================================
Assets:             Investments, at value (including securities loaned of $59,431,922) (identified
                    cost--$454,448,591) ............................................................                 $476,117,839
                    Receivables:
                      Securities sold .............................................................. $ 23,134,795
                      Contributions ................................................................      479,794
                      Dividends ....................................................................      337,676
                      Securities lending--net ......................................................        2,026
                      Interest .....................................................................           11      23,954,302
                                                                                                     ------------
                    Prepaid expenses and other assets ..............................................                       51,786
                                                                                                                     ------------
                    Total assets ...................................................................                  500,123,927
                                                                                                                     ------------
=================================================================================================================================
Liabilities:        Collateral on securities loaned, at value ......................................                   67,561,650
                    Payables:
                      Securities purchased .........................................................   23,399,897
                      Withdrawals ..................................................................      587,959
                      Investment adviser ...........................................................      179,129
                      Custodian bank ...............................................................       90,439
                      Other affiliates .............................................................        2,989      24,260,413
                                                                                                     ------------
                    Accrued expenses ...............................................................                       35,040
                                                                                                                     ------------
                    Total liabilities ..............................................................                   91,857,103
                                                                                                                     ------------
=================================================================================================================================
Net Assets:         Net assets .....................................................................                 $408,266,824
                                                                                                                     ============
=================================================================================================================================
Net Assets          Investors' capital .............................................................                 $386,597,576
Consist of:         Unrealized appreciation on investments--net ....................................                   21,669,248
                                                                                                                     ------------
                    Net assets .....................................................................                 $408,266,824
                                                                                                                     ============
=================================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER LARGE CAP
VALUE PORTFOLIO     For the Six Months Ended April 30, 2003
=================================================================================================================================
Investment          Dividends (net of $3,500 foreign withholding tax) ..............................                 $  3,138,939
Income:             Securities lending--net ........................................................                       29,815
                    Interest .......................................................................                        2,021
                                                                                                                     ------------
                    Total income ...................................................................                    3,170,775
                                                                                                                     ------------
=================================================================================================================================
Expenses:           Investment advisory fees ....................................................... $    977,824
                    Accounting services ............................................................      104,481
                    Custodian fees .................................................................       21,967
                    Professional fees ..............................................................       21,119
                    Trustees' fees and expenses ....................................................       12,855
                    Printing and shareholder reports ...............................................        1,306
                    Pricing fees ...................................................................          637
                    Other ..........................................................................        5,774
                                                                                                     ------------
                    Total expenses .................................................................                    1,145,963
                                                                                                                     ------------
                    Investment income--net .........................................................                    2,024,812
                                                                                                                     ------------
=================================================================================================================================
Realized &          Realized loss on investments--net ..............................................                  (23,254,572)
Unrealized Gain     Change in unrealized depreciation on investments--net ..........................                   27,964,675
(Loss) On                                                                                                            ------------
Investments--Net    Total realized and unrealized gain on investments--net .........................                    4,710,103
                                                                                                                     ------------
                    Net Increase in Net Assets Resulting from Operations ...........................                 $  6,734,915
                                                                                                                     ============
=================================================================================================================================

      See Notes to Financial Statements.


                                     20 & 21

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Six       For the
                                                                                                     Months Ended     Year Ended
MASTER LARGE CAP                                                                                       April 30,     October 31,
VALUE PORTFOLIO     Increase (Decrease) in Net Assets:                                                   2003            2002
=================================================================================================================================
Operations:         Investment income--net ......................................................... $  2,024,812    $  4,687,895
                    Realized loss on investments--net ..............................................  (23,254,572)    (26,670,388)
                    Change in unrealized appreciation/depreciation on investments--net .............   27,964,675      (4,948,662)
                                                                                                     ------------    ------------
                    Net increase (decrease) in net assets resulting from operations ................    6,734,915     (26,931,155)
                                                                                                     ------------    ------------
=================================================================================================================================
Net Capital         Proceeds from contributions ....................................................   81,127,738     201,089,005
Transactions:       Fair value of withdrawals ......................................................  (66,513,662)   (115,459,189)
                                                                                                     ------------    ------------
                    Net increase in net assets derived from capital transactions ...................   14,614,076      85,629,816
                                                                                                     ------------    ------------
=================================================================================================================================
Net Assets:         Total increase in net assets ...................................................   21,348,991      58,698,661
                    Beginning of period ............................................................  386,917,833     328,219,172
                                                                                                     ------------    ------------
                    End of period .................................................................. $408,266,824    $386,917,833
                                                                                                     ============    ============
=================================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                                         For the
                                                                                For the                                   Period
                   The following ratios have been derived from                 Six Months       For the Year Ended       Dec. 22,
                   information provided in the financial statements.             Ended              October 31,          1999+ to
MASTER LARGE CAP                                                                April 30,     ----------------------     Oct. 31,
VALUE PORTFOLIO    Increase (Decrease) in Net Asset Value:                        2003          2002          2001         2000
=================================================================================================================================
Total Investment                                                                    1.96%        (3.40%)          --           --
Return:**                                                                       ========      ========      ========     ========
=================================================================================================================================
Ratios to Average  Expenses, net of reimbursement ............................       .59%*         .60%          .67%        1.24%*
Net Assets:                                                                     ========      ========      ========     ========
                   Expenses ..................................................       .59%*         .60%          .67%        1.63%*
                                                                                ========      ========      ========     ========
                   Investment income--net ....................................      1.04%*        1.17%          .96%         .17%*
                                                                                ========      ========      ========     ========
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..................  $408,267      $386,918      $328,219     $ 77,138
Data:                                                                           ========      ========      ========     ========
                   Portfolio turnover ........................................     79.64%       136.92%       168.54%       81.99%
                                                                                ========      ========      ========     ========
=================================================================================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.

      See Notes to Financial Statements.


                                     22 & 23

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP
VALUE PORTFOLIO

1. Significant Accounting Policies:

Master Large Cap Value Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges or Nasdaq National are valued at the last sale price or official closing price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is considered as a "pass through" entity for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, the Portfolio typically receives the income on both the loaned securities and the collateral and, as a result, the Portfolio's yield may increase. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Portfolio may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending


                                     24 & 25

                              Merrill Lynch Large Cap Value Fund, April 30, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER LARGE CAP
VALUE PORTFOLIO

agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Custodian bank -- The Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. Effective January 17, 2001, the annual rate was changed to .50%. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

In addition, Merrill Lynch, Pierce, Fenner & Smith ("MLPF&S") received $60 in commissions on the execution of portfolio security transactions for the Fund for the six months ended April 30, 2003.

For the six months ended April 30, 2003, the Fund reimbursed FAM $4,440 for certain accounting services.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S Incorporated or its affiliates. As of April 30, 2003, the Portfolio lent securities with a value of $7,746,344 to MLPF&S or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended April 30, 2003, MLIM, LLC received $13,038 in securities lending agent fees.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLAM U.K., and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2003 were $328,840,263 and $311,752,378, respectively.

Net realized losses for the six months ended April 30, 2003 and net unrealized gains as of April 30, 2003 were as follows:

-------------------------------------------------------------------------------
                                                    Realized        Unrealized
                                                     Losses            Gains
-------------------------------------------------------------------------------
Long-term investments ........................... $(23,254,572)    $ 21,669,248
                                                  ------------     ------------
Total ........................................... $(23,254,572)    $ 21,669,248
                                                  ============     ============
-------------------------------------------------------------------------------

As of April 30, 2003, net unrealized appreciation for Federal income tax purposes aggregated $16,551,553, of which $31,739,578 related to appreciated securities and $15,188,025 related to depreciated securities. At April 30, 2003, the aggregate cost of investments for Federal income tax purposes was $459,566,286.

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended April 30, 2003.


                                    26 & 27

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Large Cap Value Fund of
Merrill Lynch Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper            #CAPVAL--4/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            Merrill Lynch Large Cap Value Fund


            By: /s/ Terry K. Glenn
                ------------------------------
                Terry K. Glenn,
                President of
                Merrill Lynch Large Cap Value Fund

            Date: June 23, 2003

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


            By: /s/ Terry K. Glenn
                ------------------------------
                Terry K. Glenn,
                President of
                Merrill Lynch Large Cap Value Fund

            Date: June 23, 2003

            By: /s/ Donald C. Burke
                ------------------------------
                Donald C. Burke,
                Chief Financial Officer of
                Merrill Lynch Large Cap Value Fund

            Date: June 23, 2003

            Attached hereto as an exhibit are the certifications pursuant to
            Section 906 of the Sarbanes-Oxley Act.